UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number: 801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Sr. Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	August 13, 2012
Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	$401,917,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      863    13388 SH       Sole                    13388
Actuant Corp Cl A              COM              00508X203     7775   286268 SH       Sole                   286268
Affiliated Managers Group      COM              008252108      226     2065 SH       Sole                     2065
Altria Group Inc               COM              02209S103      266     7700 SH       Sole                     7700
Annaly Capital Management Inc. COM              035710409      483    28768 SH       Sole                    28768
Apache Corp                    COM              037411105     6126    69702 SH       Sole                    69702
Apple Computer                 COM              037833100    20378    34894 SH       Sole                    34894
Ball Corporation               COM              058498106     8154   198630 SH       Sole                   198630
Berkshire Hathaway Class B     COM              084670702     8583   103001 SH       Sole                   103001
Boeing                         COM              097023105      286     3844 SH       Sole                     3844
CVS Corporation                COM              126650100      391     8364 SH       Sole                     8364
Celgene Corp                   COM              151020104     8835   137710 SH       Sole                   137710
Cerner Corp                    COM              156782104     5881    71142 SH       Sole                    71142
Chevron Corp                   COM              166764100    14129   133922 SH       Sole                   133922
Cisco Systems Inc              COM              17275R102     7180   418195 SH       Sole                   418195
Coca Cola Co.                  COM              191216100      645     8250 SH       Sole                     8250
Colgate-Palmolive Company      COM              194162103      432     4153 SH       Sole                     4153
ConocoPhillips                 COM              20825C104    10353   185277 SH       Sole                   185277
Costco Wholesale               COM              22160K105      629     6617 SH       Sole                     6617
Danaher Corp                   COM              235851102     9178   176226 SH       Sole                   176226
Deluxe Corporation             COM              248019101      406    16272 SH       Sole                    16272
EMC Corporation                COM              268648102     9847   384196 SH       Sole                   384196
EQT Corp                       COM              26884L109    10224   190632 SH       Sole                   190632
Emerson Electric               COM              291011104      368     7900 SH       Sole                     7900
Exxon Mobil Corp               COM              30231G102      681     7955 SH       Sole                     7955
General Electric               COM              369604103      861    41298 SH       Sole                    41298
Goldman Sachs                  COM              38141G104     3285    34273 SH       Sole                    34273
Google Inc                     COM              38259P508    10465    18041 SH       Sole                    18041
Gorman-Rupp                    COM              383082104      261     8750 SH       Sole                     8750
Greif Inc - Cl B               COM              397624206      202     4492 SH       Sole                     4492
Healthcare Select Sector SPDR  COM              81369y209     6871   180804 SH       Sole                   180804
Heinz H J Co.                  COM              423074103      365     6707 SH       Sole                     6707
Home Depot                     COM              437076102      572    10803 SH       Sole                    10803
I. B. M.                       COM              459200101     1015     5190 SH       Sole                     5190
IShares Russell 1000 Growth    COM              464287614     1195    18893 SH       Sole                    18893
Intel Corp                     COM              458140100      459    17214 SH       Sole                    17214
JP Morgan Chase & Co           COM              46625H100     9085   254273 SH       Sole                   254273
Kimberly Clark Corp.           COM              494368103      525     6270 SH       Sole                     6270
Kraft Foods Inc                COM              50075n104      642    16620 SH       Sole                    16620
LKQ Corp                       COM              501889208     6694   200617 SH       Sole                   200617
Las Vegas Sands Corp           COM              517834107     6098   140207 SH       Sole                   140207
Lowe's Companies               COM              548661107     8379   294635 SH       Sole                   294635
Mattel Inc                     COM              577081102      385    11859 SH       Sole                    11859
MetLife, Inc.                  COM              59156R108    10073   326531 SH       Sole                   326531
Microsoft                      COM              594918104    12464   407447 SH       Sole                   407447
Network Appliance Inc          COM              64110D104     3446   108288 SH       Sole                   108288
Nike Inc Class B               COM              654106103     4069    46359 SH       Sole                    46359
Nordstrom Inc                  COM              655664100      319     6418 SH       Sole                     6418
Paccar Inc                     COM              693718108      280     7149 SH       Sole                     7149
Parker Hannifin Corp           COM              701094104     8034   104497 SH       Sole                   104497
Paychex Inc                    COM              704326107      357    11374 SH       Sole                    11374
PepsiCo Inc.                   COM              713448108    13489   190895 SH       Sole                   190895
Pfizer Inc.                    COM              717081103      452    19642 SH       Sole                    19642
Philip Morris International In COM              718172109     1171    13418 SH       Sole                    13418
Potlatch Corp                  COM              737628107      447    13988 SH       Sole                    13988
Procter & Gamble               COM              742718109    11492   187628 SH       Sole                   187628
Qualcomm Inc                   COM              747525103     9281   166688 SH       Sole                   166688
RPM International Inc          COM              749685103      312    11467 SH       Sole                    11467
Real Estate Investment Trust E COM              922908553      381     5828 SH       Sole                     5828
S&P 500 Depository Receipt     COM              78462F103     7925    58228 SH       Sole                    58228
S&P Mid-Cap 400 ETF            COM              78467Y107     1934    11293 SH       Sole                    11293
S&P Small-Cap 600 iShares Trus COM              464287804     1394    19020 SH       Sole                    19020
SPDR S&P Dividend ETF          COM              78464a763    12689   228007 SH       Sole                   228007
St Jude Medical, Inc.          COM              790849103     9445   236661 SH       Sole                   236661
Starbucks Corporation          COM              855244109     8334   156305 SH       Sole                   156305
Target Corp                    COM              87612E106     9056   155634 SH       Sole                   155634
Technology Select Sector SPDR  COM              81369y803      624    21726 SH       Sole                    21726
Vanguard Total Stock Mkt ETF   COM              922908769     1136    16297 SH       Sole                    16297
Varian Medical Sys             COM              92220P105      316     5200 SH       Sole                     5200
Verizon Communications Inc     COM              92343V104      358     8051 SH       Sole                     8051
Visa Inc - Cl A                COM              92826c839    12887   104239 SH       Sole                   104239
W W Grainger Inc               COM              384802104      306     1600 SH       Sole                     1600
Waste Management, Inc.         COM              94106L109      393    11757 SH       Sole                    11757
iShares Russell 2000 Index Fun COM              464287655      502     6315 SH       Sole                     6315
Nestle SA ADR                  INTL EQ          641069406     9835   164637 SH       Sole                   164637
Royal Dutch Shell Spons ADR    INTL EQ          780259206      386     5724 SH       Sole                     5724
SPDR DJ Wilshire Intl Real Est INTL EQ          78463X863      372    10113 SH       Sole                    10113
SPDR S&P International Small C INTL EQ          78463x871      439    17017 SH       Sole                    17017
Schlumberger Ltd.              INTL EQ          806857108     8157   125668 SH       Sole                   125668
Select Emerging Markets ETF- V INTL EQ          922042858     8109   203080 SH       Sole                   203080
Teva Pharmaceutical            INTL EQ          881624209     8832   223928 SH       Sole                   223928
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     2332    56907 SH       Sole                    56907
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     8827   313236 SH       Sole                   313236
iShares China 25 Index Fund    INTL EQ          464287184     2947    87530 SH       Sole                    87530
iShares S&P Global Utilities E INTL EQ          464288711      525    12495 SH       Sole                    12495
American Capital World Growth  Eq Fund          140543109      256     7566 SH       Sole                     7566
American High Income Trust - A Eq Fund          026547109      254    23300 SH       Sole                    23300
BlackRock Strategic Inc Oppty  Eq Fund          09256h310      126    12935 SH       Sole                    12935
Columbia Acorn Fund Z          Eq Fund          197199409      359    12060 SH       Sole                    12060
Vanguard Small Cap Growth Inde Eq Fund          922908827      317    13486 SH       Sole                    13486
Vanguard Short-Term Bond ETF   Bond Txbl ETF    921937827     3779    46584 SH       Sole                    46584
Vanguard Short-Term Corp Bond  Bond Txbl ETF    92206c409     2779    35114 SH       Sole                    35114
Vanguard Total Bond Market ETF Bond Txbl ETF    921937835      872    10335 SH       Sole                    10335
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      417     4943 SH       Sole                     4943
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      310     2522 SH       Sole                     2522
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226      942     8464 SH       Sole                     8464
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1007     8981 SH       Sole                     8981
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      740     6292 SH       Sole                     6292
Mkt Vectors Pre-Ref Muni Bond  Tax Ex Bond Fund 57060u738      504    19841 SH       Sole                    19841
Nuveen Floating Rate Income Fu ETF              67072T108      522    45026 SH       Sole                    45026
S&P Small-Cap 600 Index iShare ETF              464287804      242     3306 SH       Sole                     3306
SPDR Gold Trust                ETF              78463V107      259     1670 SH       Sole                     1670
SPDR S&P Dividend ETF -OTHER   ETF              78464a763     1892    33994 SH       Sole                    33994
WisdomTree Equity Income Fund  ETF              97717w208      391     8512 SH       Sole                     8512
iShares S&P Preferred Stock In ETF              464288687      677    17352 SH       Sole                    17352
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      867    19474 SH       Sole                    19474
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      599    11570 SH       Sole                    11570